Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories

	December 31, 2011	December 31, 2012
Inventories consist of the following:
Raw materials	78,858	3,327
Work in progress	163,831	74,940
Supplies	99,018	58,014
Finished goods	313,240	134,531

	654,947	270,812

Raw materials, work in progress and supplies consigned to third parties	14,185	6,746